Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Commitments and Contingencies
Note 19 Commitments and Contingencies
(a) Legal proceedings
The Company is regularly involved in legal actions, both as a defendant and as a plaintiff. The legal actions where the Company is a party ordinarily relate to its activities as a provider of insurance protection or wealth management products, reinsurance, or in its capacity as an investment adviser, employer, or taxpayer. Other life insurers and asset managers, operating in the jurisdictions in which the Company does business, have been subject to a wide variety of other types of actions, some of which resulted in substantial judgments or settlements against the defendants; it is possible that the Company may become involved in similar actions in the future. In addition, government and regulatory bodies in Canada, the United States, Asia and other jurisdictions where the Company conducts business regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers.
In June 2018, a class action was initiated against the Company in the U.S. District Court for the Southern District of New York on behalf of owners of Performance Universal Life (“Perf UL”) policies issued between 2003 and 2010 whose policies were subject to a Cost of Insurance (“COI”) increase announced in 2018.
In addition to the class action, twelve individual lawsuits opposing the Perf UL COI increases were filed; nine in federal court and three in state court. The Company has now resolved litigation with respect to

100
% of the filed lawsuits, which represents
84
% of the total face amount of policies in the COI-increase block. Litigation remains possible with the final approximately
16
% of the total face amount of the
COI-increase block.
Subsequent to the resolution of the Perf UL COI-increase lawsuits, in September 2023 an unrelated lawsuit was initiated against the Company in the U.S. District Court of the Southern District of New York as a putative class action on behalf of all current and former owners of universal life insurance policies issued by the Company “that state that cost of insurance rates will be based on future expectations that include taxes.” The Plaintiff’s theory is that the Company impermissibly failed to decrease the COI rates charged to these policy owners after the implementation of the Tax Cuts and Jobs Act of 2018. It is too early in the litigation to offer any reliable opinion about the scope of the class policies that may be at issue or the likely outcome.
(b) Investment commitments
In the normal course of business, various investment commitments are outstanding which are not reflected in the Consolidated Financial Statements. There were $
15,117
(2022 – $
14,193
) of outstanding investment commitments as at December 31, 2023, of which $
781
(2022 – $
1,095
) mature in 30 days, $
4,627
(2022 – $
3,359
) mature in 31 to 365 days and $
9,709
(2022 – $
9,739
) mature after one year.
(c) Letters of credit
In the normal course of business, third-party relationship banks issue letters of credit on the Company’s behalf. The Company’s businesses utilize letters of credit for which third parties are the beneficiaries, as well as for affiliate reinsurance transactions between its subsidiaries. As at December 31, 2023, letters of credit for which third parties are beneficiar ies
, in the amount of $466 (2022 – $215), were
outstanding
.
(d) Guarantees
(
I
) Guarantees regarding Manulife Finance (Delaware), L.P. (“MFLP”)
MFC has guaranteed the payment of amounts on the $650 subordinated debentures due on December 15, 2041 issued by MFLP, a wholly owned unconsolidated financing entity.
The following tables present certain condensed consolidated financial information for MFC and MFLP.
Condensed Consolidated Statements of Income Information

For the year ended December 31, 2023	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Insurance service result	$–	$3,977	$–	$3,977	$–
Investment result	638	3,646	(1,326)	2,958	51
Other revenue	14	6,736	(4)	6,746	(7)
Net income (loss) attributed to shareholders and other equity holders	5,103	4,785	(4,785)	5,103	1

For the year ended December 31, 2022	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Insurance service result	$–	$3,160	$–	$3,160	$–
Investment result	554	(5,823)	(1,100)	(6,369)	49
Other revenue	(36)	6,225	(3)	6,186	15
Net income (loss) attributed to shareholders and other equity holders	(1,933)	(2,156)	2,156	(1,933)	21

Condensed Consolidated
Statements
of
Financial
Position

As at December 31, 2023	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$86	$417,124	$–	$417,210	$9
Insurance contract assets	–	145	–	145	–
Reinsurance contract held assets	–	42,651	–	42,651	–
Total other assets	59,023	42,411	(63,410)	38,024	969
Segregated funds net assets	–	377,544	–	377,544	–
Insurance contract liabilities, excluding those for account of segregated fund holders	–	367,996	–	367,996	–
Reinsurance contract held liabilities	–	2,831	–	2,831	–
Investment contract liabilities	–	11,816	–	11,816	–
Total other liabilities	12,070	55,129	(539)	66,660	718
Insurance contract liabilities for account of segregated fund holders	–	114,143	–	114,143	–
Investment contract liabilities for account of segregated fund holders	–	263,401	–	263,401	–

As at December 31, 2022	MFC (Guarantor)	Other subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$63	$400,079	$–	$400,142	$21
Insurance contract assets	–	673	–	673	–
Reinsurance contract held assets	–	45,871	–	45,871	–
Total other assets	58,357	42,751	(62,667)	38,441	950
Segregated funds net assets	–	348,562	–	348,562	–
Insurance contract liabilities, excluding those for account of segregated fund holders	–	354,849	–	354,849	–
Reinsurance contract held liabilities	–	2,391	–	2,391	–
Investment contract liabilities	–	10,079	–	10,079	–
Total other liabilities	11,544	58,482	(444)	69,582	712
Insurance contract liabilities for account of segregated fund holders	–	110,216	–	110,216	–
Investment contract liabilities for account of segregated fund holders	–	238,346	–	238,346	–
(II) Guarantees regarding John Hancock Life Insurance Company (U.S.A.) (“JHUSA”)
Details of guarantees regarding certain securities issued or to be issued by JHUSA are outlined in note 24.
(e) Pledged assets
In the normal course of business, the Company pledges its assets in respect of liabilities incurred, strictly for providing collateral to the counterparty. In the event of the Company’s default, the counterparty is entitled to apply the collateral to settle the liability. The pledged assets are returned to the Company if the underlying transaction is terminated or, in the case of derivatives, if the
re is a decrease in the net exposure due to market value changes.
The amounts pledged are as follows.

	2023		2022
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$10,431	$26	$11,944	$23
Secured borrowings	–	2,220	–	2,241
Regulatory requirements	307	74	320	77
Repurchase agreements	201	–	886	–
Non-registered retirement plans in trust	–	298	–	326
Other	–	283	–	404
Total	$10,939	$2,901	$13,150	$3,071
(f) Participating business
In some markets where the Company maintains participating accounts, there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. Where applicable, these restrictions generally take the form of a fixed percentage of policyholder dividends. For participating businesses operating as separate “closed blocks”, transfers are governed by the terms of MLI’s and John Hancock Mutual Life Insurance Company’s plans of demutualization.
(g) Fixed surplus notes
A third party contractually provides standby financing arrangements for the Company’s U.S. operations under which, in certain circumstances, funds may be provided in exchange for the issuance of fixed surplus notes. As at December 31, 2023 and 2022, the
Company
had no fixed surplus notes outstanding.